Prepaid Stock Based Salaries and Consulting Fees - Schedule of Prepaid Stock-based Salaries and Consulting Fees (Details) - USD ($)	Aug. 31, 2017	Aug. 31, 2016
Total	$ 1,300,000
Current portion	(1,300,000)
Non-current portion	493,333
Fair Value of Stock Issuance [Member]
Total	3,160,000
Current portion
Non-current portion
Class C Common Stock [Member] | 7 Employees [Member]
Total	96,667
Class C Common Stock [Member] | 7 Employees [Member] | Fair Value of Stock Issuance [Member]
Total	290,000
Class C Common Stock [Member] | 38 Consultants [Member]
Total	463,333
Class C Common Stock [Member] | 38 Consultants [Member] | Fair Value of Stock Issuance [Member]
Total	1,390,000
Class A Common Stock [Member] | Consultant [Member]
Total	1,233,333
Class A Common Stock [Member] | Consultant [Member] | Fair Value of Stock Issuance [Member]
Total	$ 1,480,000